SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Operating Leases
Year three	$ 17,950	$ 42,821
Year four		43,076
Year five		39,487
Total lease payments	104,103	125,384
Less: imputed interest	(3,650)	(5,261)
Total	100,453	$ 120,123
Year one	43,076
Year two	$ 43,077